Fair Value Measurements and Hedging - Consolidated Statement of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Interest and finance costs
Reclassification adjustments of interest rate swap gain/(loss) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	$ 492	$ (0)
Total Gain/(loss) recognized	492	0
Gain/(loss) on forward freight agreements and bunker swaps
Total Gain/(loss) recognized	19,532	7,383
Forward Freight Agreements [Member]
Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on forward freight agreements and freight options	11,635	8,337
Unrealized gain/(loss) on forward freight agreements and freight options	(12,555)	(2,290)
Bunker Swaps [Member]
Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on bunker swaps	7,957	33
Unrealized gain/(loss) on bunker swaps	$ 12,495	$ 1,303